Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Other Income (Expenses), Net
12.	Other Income (Expenses), Net

Year ended December 31,	2017	2018	2019
Foreign exchange gain (loss), net	$8,582	$(1,297)	$(516)
Gain on disposal of idle property, plant and equipment	—	—	130
Income from selling residual scraps from demolished buildings	529	—	—
Interest expense	—	—	(67)
Loss from discontinued operations	(693)	—	—
Others	77	583	200
	$8,495	$(714)	$(253)

For the property in Wuxi, when the management changed its intention with respect to the use of the property from assets held for sale to a potential rental property, it was reclassified from “assets held for sale” to “property, plant and equipment” as of December 31, 2017. Therefore, no discontinued operations incurred in 2018 and 2019.

Summarized financial information for the discontinued operations of the Company is as follows:

	2017	2018	2019
Net sales	—	—	—
Loss before income tax	(693)	—	—
Income tax expense	—	—	—
Loss from discontinued operations, net of income tax	(693)	—	—
Prepaid expenses and other receivables	79	—	—
Total assets	79	—	—
Accrued expenses and other payables	128	—	—
Total liabilities	128	—	—
Net liabilities of discontinued operations	(49)	—	—